UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Equity 500 Index VIP
	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 10.6%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	15,452	155,911
Johnson Controls, Inc.	42,689	1,125,709

		1,281,620
Automobiles 0.4%
Ford Motor Co.*	241,487	2,335,179
Harley-Davidson, Inc.	14,961	513,611

		2,848,790
Distributors 0.1%
Genuine Parts Co.	10,004	508,203
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	7,967	315,573
DeVry, Inc.	3,933	145,364
H&R Block, Inc.	19,258	256,324

		717,261
Hotels Restaurants & Leisure 2.0%
Carnival Corp. (Units)	29,638	898,031
Chipotle Mexican Grill, Inc.*	1,967	595,903
Darden Restaurants, Inc. (a)	8,872	379,278
International Game Technology	19,020	276,361
Marriott International, Inc. "A"	18,460	502,850
McDonald's Corp.	66,236	5,816,846
Starbucks Corp.	47,205	1,760,274
Starwood Hotels & Resorts Worldwide, Inc.	11,959	464,248
Wyndham Worldwide Corp.	11,116	316,917
Wynn Resorts Ltd.	5,153	593,007
Yum! Brands, Inc.	29,586	1,461,253

		13,064,968
Household Durables 0.3%
D.R. Horton, Inc.	17,954	162,304
Fortune Brands, Inc.	10,114	546,965
Harman International Industries, Inc.	4,431	126,638
Leggett & Platt, Inc.	9,170	181,474
Lennar Corp. "A"	10,081	136,497
Newell Rubbermaid, Inc.	18,413	218,563
Pulte Group, Inc.*	21,117	83,412
Whirlpool Corp.	4,867	242,912

		1,698,765
Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	23,369	5,053,079
Expedia, Inc.	12,643	325,557
Netflix, Inc.* (a)	3,366	380,897
Priceline.com, Inc.* (a)	3,142	1,412,203

		7,171,736
Leisure Equipment & Products 0.1%
Hasbro, Inc.	7,399	241,282
Mattel, Inc. (a)	23,080	597,541

		838,823
Media 3.0%
Cablevision Systems Corp. (New York Group) "A"	14,662	230,633
CBS Corp. "B"	43,561	887,773
Comcast Corp. "A"	175,873	3,675,746
DIRECTV "A"*	47,144	1,991,834
Discovery Communications, Inc. "A"*	17,870	672,270
Gannett Co., Inc. (a)	15,090	143,808
Interpublic Group of Companies, Inc.	31,051	223,567
McGraw-Hill Companies, Inc. (a)	19,609	803,969
News Corp. "A"	147,971	2,289,111
Omnicom Group, Inc.	18,013	663,599
Scripps Networks Interactive "A"	5,749	213,690
Time Warner Cable, Inc.	20,677	1,295,828
Time Warner, Inc. (a)	66,923	2,005,682
Viacom, Inc. "B"	36,695	1,421,564
Walt Disney Co.	118,942	3,587,291
Washington Post Co. "B" (a)	324	105,938

		20,212,303
Multiline Retail 0.8%
Big Lots, Inc.*	4,795	167,010
Family Dollar Stores, Inc.	8,044	409,118
JC Penney Co., Inc. (a)	9,055	242,493
Kohl's Corp.	17,368	852,769
Macy's, Inc.	27,829	732,459
Nordstrom, Inc.	10,621	485,167
Sears Holdings Corp.* (a)	2,781	159,963
Target Corp.	43,279	2,122,402

		5,171,381
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	5,524	340,057
AutoNation, Inc.* (a)	2,764	90,604
AutoZone, Inc.*	1,854	591,778
Bed Bath & Beyond, Inc.*	15,500	888,305
Best Buy Co., Inc. (a)	18,743	436,712
CarMax, Inc.* (a)	14,473	345,181
GameStop Corp. "A"* (a)	8,935	206,399
Home Depot, Inc. (a)	100,228	3,294,494
Limited Brands, Inc.	15,389	592,630
Lowe's Companies, Inc.	80,761	1,561,918
O'Reilly Automotive, Inc.*	8,957	596,805
Ross Stores, Inc.	7,558	594,739
Staples, Inc.	45,671	607,424
The Gap, Inc.	22,292	362,022
Tiffany & Co.	8,325	506,327
TJX Companies, Inc. (a)	24,299	1,347,866
Urban Outfitters, Inc.*	7,966	177,801

		12,541,062
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	18,238	945,276
NIKE, Inc. "B"	24,457	2,091,318
Ralph Lauren Corp.	4,186	542,924
VF Corp. (a)	5,347	649,767

		4,229,285
Consumer Staples 11.6%
Beverages 2.8%
Brown-Forman Corp. "B"	6,556	459,838
Coca-Cola Co. (a)	147,171	9,942,872
Coca-Cola Enterprises, Inc.	20,934	520,838
Constellation Brands, Inc. "A"*	11,221	201,978
Dr. Pepper Snapple Group, Inc.	14,222	551,529
Molson Coors Brewing Co. "B"	10,544	417,648
PepsiCo, Inc.	101,381	6,275,484

		18,370,187
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	27,688	2,273,739
CVS Caremark Corp.	86,146	2,892,783
Kroger Co.	38,875	853,695
Safeway, Inc.	23,354	388,377
SUPERVALU, Inc. (a)	13,849	92,234
Sysco Corp.	37,923	982,206
Wal-Mart Stores, Inc. (a)	112,877	5,858,316
Walgreen Co. (a)	57,977	1,906,863
Whole Foods Market, Inc.	9,762	637,556

		15,885,769
Food Products 2.0%
Archer-Daniels-Midland Co. (a)	42,337	1,050,381
Campbell Soup Co. (a)	11,644	376,916
ConAgra Foods, Inc.	27,016	654,327
Dean Foods Co.*	11,939	105,899
General Mills, Inc.	41,644	1,602,045
H.J. Heinz Co. (a)	20,938	1,056,950
Hormel Foods Corp.	8,691	234,831
Kellogg Co. (a)	16,321	868,114
Kraft Foods, Inc. "A"	112,490	3,777,414
McCormick & Co., Inc.	8,435	389,360
Mead Johnson Nutrition Co.	12,685	873,109
Sara Lee Corp.	38,164	623,981
The Hershey Co.	9,751	577,649
The JM Smucker Co.	7,567	551,559
Tyson Foods, Inc. "A"	18,916	328,382

		13,070,917
Household Products 2.4%
Clorox Co.	8,777	582,179
Colgate-Palmolive Co. (a)	31,080	2,756,174
Kimberly-Clark Corp. (a)	24,879	1,766,658
Procter & Gamble Co. (a)	176,067	11,123,913

		16,228,924
Personal Products 0.2%
Avon Products, Inc.	28,151	551,760
Estee Lauder Companies, Inc. "A"	7,261	637,806

		1,189,566
Tobacco 1.8%
Altria Group, Inc.	132,363	3,548,652
Lorillard, Inc.	8,786	972,610
Philip Morris International, Inc.	112,534	7,019,871
Reynolds American, Inc.	22,222	832,881

		12,374,014
Energy 11.5%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	27,496	1,269,215
Cameron International Corp.*	16,033	666,011
Diamond Offshore Drilling, Inc.	4,390	240,309
FMC Technologies, Inc.*	15,796	593,929
Halliburton Co.	59,234	1,807,822
Helmerich & Payne, Inc.	7,091	287,895
Nabors Industries Ltd.*	18,018	220,901
National Oilwell Varco, Inc.	26,829	1,374,181
Noble Corp.*	16,017	470,099
Rowan Companies, Inc.*	8,019	242,094
Schlumberger Ltd.	86,635	5,174,708

		12,347,164
Oil, Gas & Consumable Fuels 9.7%
Alpha Natural Resources, Inc.*	14,377	254,329
Anadarko Petroleum Corp.	31,764	2,002,720
Apache Corp.	24,290	1,949,030
Cabot Oil & Gas Corp.	6,578	407,244
Chesapeake Energy Corp. (a)	42,746	1,092,160
Chevron Corp. (a)	128,294	11,869,761
ConocoPhillips (a)	87,866	5,563,675
CONSOL Energy, Inc.	14,378	487,846
Denbury Resources, Inc.*	25,394	292,031
Devon Energy Corp.	26,653	1,477,642
El Paso Corp.	49,940	872,951
EOG Resources, Inc. (a)	16,960	1,204,330
EQT Corp.	9,532	508,628
Exxon Mobil Corp. (a)	311,644	22,634,704
Hess Corp.	18,911	992,071
Marathon Oil Corp.	46,341	1,000,039
Marathon Petroleum Corp.	23,170	626,980
Murphy Oil Corp.	12,613	556,990
Newfield Exploration Co.*	8,528	338,476
Noble Energy, Inc.	11,486	813,209
Occidental Petroleum Corp.	52,047	3,721,361
Peabody Energy Corp.	17,609	596,593
Pioneer Natural Resources Co.	7,672	504,587
QEP Resources, Inc.	11,243	304,348
Range Resources Corp.	10,559	617,279
Southwestern Energy Co.*	22,723	757,358
Spectra Energy Corp. (a)	42,144	1,033,792
Sunoco, Inc.	7,685	238,312
Tesoro Corp.*	9,218	179,474
Valero Energy Corp.	37,112	659,851
Williams Companies, Inc.	38,158	928,766

		64,486,537
Financials 13.5%
Capital Markets 1.9%
Ameriprise Financial, Inc.	14,819	583,276
Bank of New York Mellon Corp. (a)	78,005	1,450,113
BlackRock, Inc.	6,337	937,939
Charles Schwab Corp.	70,808	798,006
E*TRADE Financial Corp.*	16,189	147,482
Federated Investors, Inc. "B" (a)	5,944	104,198
Franklin Resources, Inc.	9,214	881,227
Invesco Ltd.	29,445	456,692
Janus Capital Group, Inc.	12,271	73,626
Legg Mason, Inc.	7,842	201,618
Morgan Stanley	93,932	1,268,082
Northern Trust Corp.	15,757	551,180
State Street Corp.	31,662	1,018,250
T. Rowe Price Group, Inc. (a)	16,927	808,603
The Goldman Sachs Group, Inc.	32,493	3,072,213

		12,352,505
Commercial Banks 2.5%
BB&T Corp. (a)	45,076	961,471
Comerica, Inc.	13,131	301,619
Fifth Third Bancorp.	60,132	607,333
First Horizon National Corp.	16,686	99,449
Huntington Bancshares, Inc.	54,953	263,774
KeyCorp	62,083	368,152
M&T Bank Corp. (a)	8,262	577,514
PNC Financial Services Group, Inc.	34,031	1,639,954
Regions Financial Corp.	80,768	268,957
SunTrust Banks, Inc.	32,969	591,794
U.S. Bancorp. (a)	122,809	2,890,924
Wells Fargo & Co.	338,239	8,158,325
Zions Bancorp. (a)	11,519	162,072

		16,891,338
Consumer Finance 0.8%
American Express Co.	66,463	2,984,189
Capital One Financial Corp. (a)	29,997	1,188,781
Discover Financial Services	35,572	816,022
SLM Corp.	33,423	416,116

		5,405,108
Diversified Financial Services 2.9%
Bank of America Corp. (a)	649,841	3,977,027
Citigroup, Inc.	186,973	4,790,248
CME Group, Inc. "A"	4,368	1,076,275
IntercontinentalExchange, Inc.* (a)	4,671	552,393
JPMorgan Chase & Co.	249,934	7,528,012
Leucadia National Corp.	12,678	287,537
Moody's Corp. (a)	12,667	385,710
NYSE Euronext	16,613	386,086
The NASDAQ OMX Group, Inc.*	7,323	169,454

		19,152,742
Insurance 3.6%
ACE Ltd. (a)	21,828	1,322,777
Aflac, Inc.	30,368	1,061,362
Allstate Corp.	32,337	766,063
American International Group, Inc.*	28,426	623,951
Aon Corp.	21,148	887,793
Assurant, Inc.	6,266	224,323
Berkshire Hathaway, Inc. "B"* (a)	112,874	8,018,569
Chubb Corp. (a)	17,866	1,071,781
Cincinnati Financial Corp. (a)	10,538	277,466
Genworth Financial, Inc. "A"*	31,472	180,649
Hartford Financial Services Group, Inc.	29,179	470,949
Lincoln National Corp.	20,025	312,991
Loews Corp.	19,975	690,136
Marsh & McLennan Companies, Inc.	33,693	894,212
MetLife, Inc.	66,984	1,876,222
Principal Financial Group, Inc.	20,402	462,513
Progressive Corp.	41,802	742,403
Prudential Financial, Inc.	31,613	1,481,385
The Travelers Companies, Inc.	27,101	1,320,632
Torchmark Corp. (a)	7,357	256,465
Unum Group	19,656	411,990
XL Group PLC	19,865	373,462

		23,728,094
Real Estate Investment Trusts 1.7%
Apartment Investment & Management Co. "A" (REIT)	7,725	170,877
AvalonBay Communities, Inc. (REIT) (a)	5,964	680,194
Boston Properties, Inc. (REIT)	9,513	847,608
Equity Residential (REIT)	19,130	992,273
HCP, Inc. (REIT)	25,386	890,033
Health Care REIT, Inc. (REIT) (a)	11,165	522,522
Host Hotels & Resorts, Inc. (REIT)	44,677	488,766
Kimco Realty Corp. (REIT)	25,625	385,144
Plum Creek Timber Co., Inc. (REIT) (a)	10,354	359,387
ProLogis, Inc. (REIT) (a)	29,398	712,902
Public Storage (REIT)	9,123	1,015,846
Simon Property Group, Inc. (REIT) (a)	18,875	2,075,873
Ventas, Inc. (REIT)	18,770	927,238
Vornado Realty Trust (REIT)	11,799	880,442
Weyerhaeuser Co. (REIT)	35,260	548,293

		11,497,398
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc.*	21,994	296,039
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	33,890	191,818
People's United Financial, Inc.	22,923	261,322

		453,140
Health Care 12.0%
Biotechnology 1.3%
Amgen, Inc.	59,229	3,254,633
Biogen Idec, Inc.*	15,799	1,471,677
Celgene Corp.*	29,416	1,821,439
Cephalon, Inc.*	4,808	388,005
Gilead Sciences, Inc.*	49,436	1,918,117

		8,853,871
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	36,842	2,068,310
Becton, Dickinson & Co.	14,021	1,028,020
Boston Scientific Corp.*	100,380	593,246
C.R. Bard, Inc.	5,629	492,763
CareFusion Corp.*	14,138	338,605
Covidien PLC	31,307	1,380,639
DENTSPLY International, Inc.	9,040	277,438
Edwards Lifesciences Corp.*	7,287	519,417
Intuitive Surgical, Inc.*	2,545	927,092
Medtronic, Inc.	67,778	2,252,941
St. Jude Medical, Inc.	21,233	768,422
Stryker Corp.	20,719	976,486
Varian Medical Systems, Inc.*	7,555	394,069
Zimmer Holdings, Inc.*	11,711	626,538

		12,643,986
Health Care Providers & Services 2.1%
Aetna, Inc.	24,386	886,431
AmerisourceBergen Corp. (a)	16,703	622,521
Cardinal Health, Inc.	21,598	904,524
CIGNA Corp.	17,625	739,193
Coventry Health Care, Inc.*	9,515	274,127
DaVita, Inc.*	6,111	382,976
Express Scripts, Inc.* (a)	30,743	1,139,643
Humana, Inc.	10,960	797,121
Laboratory Corp. of America Holdings*	6,345	501,572
McKesson Corp.	15,742	1,144,443
Medco Health Solutions, Inc.*	24,604	1,153,682
Patterson Companies, Inc.	6,085	174,214
Quest Diagnostics, Inc.	10,270	506,927
Tenet Healthcare Corp.*	30,725	126,894
UnitedHealth Group, Inc.	68,817	3,173,840
WellPoint, Inc.	22,951	1,498,241

		14,026,349
Health Care Technology 0.1%
Cerner Corp.*	9,190	629,699
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.*	22,890	715,313
Life Technologies Corp.*	11,424	439,024
PerkinElmer, Inc.	7,110	136,583
Thermo Fisher Scientific, Inc.*	24,100	1,220,424
Waters Corp.*	5,781	436,408

		2,947,752
Pharmaceuticals 6.2%
Abbott Laboratories	99,631	5,095,129
Allergan, Inc.	19,728	1,625,193
Bristol-Myers Squibb Co.	110,223	3,458,798
Eli Lilly & Co.	66,182	2,446,749
Forest Laboratories, Inc.*	17,180	528,972
Hospira, Inc.*	10,623	393,051
Johnson & Johnson (a)	175,755	11,197,351
Merck & Co., Inc.	197,537	6,461,435
Mylan, Inc.*	26,279	446,743
Pfizer, Inc.	500,203	8,843,589
Watson Pharmaceuticals, Inc.* (a)	7,992	545,454

		41,042,464
Industrials 10.2%
Aerospace & Defense 2.7%
Boeing Co.	47,777	2,890,986
General Dynamics Corp.	23,152	1,317,117
Goodrich Corp.	7,975	962,423
Honeywell International, Inc.	49,866	2,189,616
ITT Corp.	12,085	507,570
L-3 Communications Holdings, Inc.	6,880	426,354
Lockheed Martin Corp. (a)	17,545	1,274,469
Northrop Grumman Corp. (a)	17,230	898,717
Precision Castparts Corp.	9,114	1,416,862
Raytheon Co.	23,072	942,953
Rockwell Collins, Inc.	9,866	520,530
Textron, Inc. (a)	17,618	310,782
United Technologies Corp.	58,362	4,106,350

		17,764,729
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	10,538	721,537
Expeditors International of Washington, Inc.	13,958	565,997
FedEx Corp. (a)	19,951	1,350,284
United Parcel Service, Inc. "B"	62,895	3,971,819

		6,609,637
Airlines 0.1%
Southwest Airlines Co.	52,642	423,242
Building Products 0.0%
Masco Corp.	22,862	162,777
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	6,807	170,720
Cintas Corp.	7,834	220,449
Iron Mountain, Inc. (a)	12,775	403,946
Pitney Bowes, Inc. (a)	12,894	242,407
R.R. Donnelley & Sons Co.	13,003	183,602
Republic Services, Inc.	21,304	597,790
Stericycle, Inc.*	5,410	436,695
Waste Management, Inc. (a)	29,309	954,301

		3,209,910
Construction & Engineering 0.1%
Fluor Corp.	10,772	501,437
Jacobs Engineering Group, Inc.*	8,022	259,030
Quanta Services, Inc.* (a)	13,679	257,028

		1,017,495
Electrical Equipment 0.4%
Emerson Electric Co.	47,636	1,967,843
Rockwell Automation, Inc.	9,561	535,416
Roper Industries, Inc.	6,329	436,131

		2,939,390
Industrial Conglomerates 2.5%
3M Co.	45,478	3,264,866
Danaher Corp.	36,685	1,538,569
General Electric Co.	679,169	10,350,535
Tyco International Ltd.	29,400	1,198,050

		16,352,020
Machinery 1.8%
Caterpillar, Inc.	41,272	3,047,524
Cummins, Inc.	12,282	1,002,948
Deere & Co. (a)	26,531	1,713,107
Dover Corp.	12,218	569,359
Eaton Corp.	21,355	758,102
Flowserve Corp. (a)	3,513	259,962
Illinois Tool Works, Inc.	31,519	1,311,190
Ingersoll-Rand PLC (a)	20,550	577,250
Joy Global, Inc.	6,628	413,455
PACCAR, Inc.	23,650	799,843
Pall Corp.	7,377	312,785
Parker Hannifin Corp.	9,815	619,621
Snap-on, Inc.	3,679	163,348
Stanley Black & Decker, Inc.	10,994	539,805

		12,088,299
Professional Services 0.1%
Dun & Bradstreet Corp.	3,116	190,886
Equifax, Inc.	7,761	238,573
Robert Half International, Inc.	9,140	193,951

		623,410
Road & Rail 0.8%
CSX Corp.	71,491	1,334,737
Norfolk Southern Corp.	22,163	1,352,386
Ryder System, Inc.	3,274	122,808
Union Pacific Corp.	31,142	2,543,367

		5,353,298
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	19,410	645,965
W.W. Grainger, Inc.	4,007	599,207

		1,245,172
Information Technology 19.3%
Communications Equipment 2.0%
Cisco Systems, Inc.	352,574	5,461,371
F5 Networks, Inc.*	5,130	364,486
Harris Corp. (a)	8,185	279,681
JDS Uniphase Corp.*	14,116	140,737
Juniper Networks, Inc.*	34,645	597,973
Motorola Mobility Holdings, Inc.*	16,788	634,251
Motorola Solutions, Inc.	19,393	812,567
QUALCOMM, Inc.	107,267	5,216,394
Tellabs, Inc.	22,327	95,783

		13,603,243
Computers & Peripherals 4.8%
Apple, Inc.*	59,435	22,655,433
Dell, Inc.*	99,257	1,404,487
EMC Corp.*	131,184	2,753,552
Hewlett-Packard Co.	132,314	2,970,449
Lexmark International, Inc. "A"*	4,849	131,069
NetApp, Inc.*	23,872	810,216
SanDisk Corp.*	15,632	630,751
Western Digital Corp.*	14,821	381,196

		31,737,153
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. "A"	11,170	455,401
Corning, Inc.	98,962	1,223,170
FLIR Systems, Inc.	10,143	254,082
Jabil Circuit, Inc.	12,484	222,090
Molex, Inc. (a)	8,810	179,460

		2,334,203
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	11,908	236,731
eBay, Inc.*	73,975	2,181,523
Google, Inc. "A"*	16,146	8,305,179
Monster Worldwide, Inc.*	8,070	57,943
VeriSign, Inc.	11,037	315,769
Yahoo!, Inc.* (a)	80,832	1,063,749

		12,160,894
IT Services 4.0%
Accenture PLC "A"	41,115	2,165,938
Automatic Data Processing, Inc.	31,466	1,483,622
Cognizant Technology Solutions Corp. "A"*	19,197	1,203,652
Computer Sciences Corp.	9,926	266,513
Fidelity National Information Services, Inc.	15,817	384,670
Fiserv, Inc.*	9,329	473,633
International Business Machines Corp. (a)	76,634	13,413,249
MasterCard, Inc. "A"	6,833	2,167,154
Paychex, Inc.	20,441	539,029
SAIC, Inc.*	18,530	218,839
Teradata Corp.*	11,078	593,005
Total System Services, Inc.	10,303	174,430
Visa, Inc. "A" (a)	32,766	2,808,702
Western Union Co.	41,545	635,223

		26,527,659
Office Electronics 0.1%
Xerox Corp.	91,279	636,215
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	36,689	186,380
Altera Corp.	21,416	675,246
Analog Devices, Inc.	19,046	595,188
Applied Materials, Inc.	85,981	889,903
Broadcom Corp. "A"*	31,142	1,036,717
First Solar, Inc.* (a)	3,960	250,312
Intel Corp. (a)	336,136	7,169,781
KLA-Tencor Corp.	10,737	411,012
Linear Technology Corp.	14,415	398,575
LSI Corp.*	38,905	201,528
MEMC Electronic Materials, Inc.*	14,237	74,602
Microchip Technology, Inc. (a)	12,565	390,897
Micron Technology, Inc.*	64,038	322,752
Novellus Systems, Inc.*	4,071	110,975
NVIDIA Corp.*	38,538	481,725
Teradyne, Inc.*	11,515	126,780
Texas Instruments, Inc.	73,722	1,964,691
Xilinx, Inc. (a)	16,290	446,998

		15,734,062
Software 3.9%
Adobe Systems, Inc.*	31,004	749,367
Autodesk, Inc.*	15,162	421,200
BMC Software, Inc.*	11,284	435,111
CA, Inc.	24,285	471,372
Citrix Systems, Inc.*	12,207	665,648
Compuware Corp.*	13,935	106,742
Electronic Arts, Inc.*	21,226	434,072
Intuit, Inc.*	19,605	930,061
Microsoft Corp.	478,450	11,908,621
Oracle Corp.	252,664	7,261,563
Red Hat, Inc.*	12,282	519,037
Salesforce.com, Inc.* (a)	8,726	997,207
Symantec Corp.*	46,511	758,129

		25,658,130
Materials 3.3%
Chemicals 2.1%
Air Products & Chemicals, Inc.	13,280	1,014,194
Airgas, Inc.	4,746	302,890
CF Industries Holdings, Inc.	4,671	576,355
Dow Chemical Co. (a)	76,127	1,709,812
E.I. du Pont de Nemours & Co.	60,249	2,408,152
Eastman Chemical Co.	4,493	307,905
Ecolab, Inc. (a)	15,215	743,861
FMC Corp.	4,513	312,119
International Flavors & Fragrances, Inc.	5,109	287,228
Monsanto Co.	34,017	2,042,381
PPG Industries, Inc.	10,164	718,188
Praxair, Inc.	19,194	1,794,255
Sigma-Aldrich Corp.	7,749	478,811
The Mosaic Co.	17,761	869,756
The Sherwin-Williams Co.	5,674	421,692

		13,987,599
Construction Materials 0.0%
Vulcan Materials Co. (a)	8,170	225,165
Containers & Packaging 0.1%
Ball Corp.	10,764	333,899
Bemis Co., Inc.	6,762	198,194
Owens-Illinois, Inc.*	10,444	157,913
Sealed Air Corp.	10,109	168,821

		858,827
Metals & Mining 0.9%
AK Steel Holding Corp. (a)	7,385	48,298
Alcoa, Inc.	69,075	661,048
Allegheny Technologies, Inc.	7,031	260,077
Cliffs Natural Resources, Inc.	9,446	483,352
Freeport-McMoRan Copper & Gold, Inc.	60,240	1,834,308
Newmont Mining Corp.	31,939	2,008,963
Nucor Corp.	20,132	636,976
Titanium Metals Corp.	6,057	90,734
United States Steel Corp. (a)	9,072	199,675

		6,223,431
Paper & Forest Products 0.2%
International Paper Co.	28,734	668,066
MeadWestvaco Corp.	10,649	261,539

		929,605
Telecommunication Services 3.3%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	379,610	10,826,477
CenturyLink, Inc.	40,192	1,331,159
Frontier Communications Corp. (a)	63,119	385,657
Verizon Communications, Inc.	181,181	6,667,461
Windstream Corp. (a)	31,856	371,441

		19,582,195
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	25,765	1,386,157
MetroPCS Communications, Inc.*	16,760	145,980
Sprint Nextel Corp.* (a)	193,555	588,407

		2,120,544
Utilities 3.9%
Electric Utilities 2.1%
American Electric Power Co., Inc.	31,247	1,188,011
Duke Energy Corp.	83,789	1,674,942
Edison International	21,349	816,599
Entergy Corp.	11,656	772,676
Exelon Corp.	41,943	1,787,191
FirstEnergy Corp.	27,165	1,219,980
NextEra Energy, Inc.	26,516	1,432,395
Northeast Utilities	11,254	378,697
Pepco Holdings, Inc.	14,360	271,691
Pinnacle West Capital Corp.	6,854	294,311
PPL Corp.	37,566	1,072,134
Progress Energy, Inc.	19,217	993,903
Southern Co.	55,027	2,331,494

		14,234,024
Gas Utilities 0.1%
Nicor, Inc.	2,902	159,639
ONEOK, Inc.	6,334	418,297

		577,936
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	42,440	414,214
Constellation Energy Group, Inc.	12,778	486,331
NRG Energy, Inc.*	15,647	331,873

		1,232,418
Multi-Utilities 1.5%
Ameren Corp.	15,196	452,385
CenterPoint Energy, Inc.	27,107	531,839
CMS Energy Corp.	16,007	316,779
Consolidated Edison, Inc. (a)	19,073	1,087,543
Dominion Resources, Inc.	36,099	1,832,746
DTE Energy Co.	10,758	527,357
Integrys Energy Group, Inc.	4,986	242,419
NiSource, Inc. (a)	17,699	378,405
PG&E Corp.	25,845	1,093,502
Public Service Enterprise Group, Inc.	32,966	1,100,076
SCANA Corp.	7,226	292,292
Sempra Energy	15,654	806,181
TECO Energy, Inc.	13,649	233,807
Wisconsin Energy Corp. (a)	14,715	460,432
Xcel Energy, Inc.	31,774	784,500

		10,140,263

Total Common Stocks (Cost $666,995,369)		660,450,705

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.07% **, 11/17/2011 (b) (Cost $1,139,917)	1,140,000	1,139,982

	Shares	Value ($)
Securities Lending Collateral 23.9%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $159,161,398)	159,161,398	159,161,398
Cash Equivalents 0.5%
Central Cash Management Fund, 0.1% (c) (Cost $3,204,917)	3,204,917	3,204,917

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $830,501,601) †	123.8	823,957,002
Other Assets and Liabilities, Net	(23.8)	(158,569,592)

Net Assets	100.0	665,387,410

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $859,114,263.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $35,157,261.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $126,113,557 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $161,270,818.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $152,362,210, which is 22.9% of net assets.
(b)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 Index	USD	12/15/2011	18	5,067,000	(355,675)

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$660,450,705	$—	$—	$660,450,705
Government & Agency Obligation	—	1,139,982	—	1,139,982
Short-Term Investments(e)	162,366,315	—	—	162,366,315
Total	$822,817,020	$1,139,982	$—	$823,957,002
Liabilities
Derivatives(f)	$(355,675)	$—	$—	$(355,675)
Total	$(355,675)	$—	$—	$(355,675)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(355,675)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011